Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Net Earnings (Loss) Attributable to Noncontrolling Interests
Net loss attributable to non-controlling interests consists of the following:

	2014	2013
Net earnings attributable to Class B partnership units of Wind Portfolio SponsorCo	$3,484	$9,556
Net loss attributable to Class A partnership units	(27,199)	(20,408)
Other net earnings attributable to non-controlling interests	1,529	39
Total net loss attributable to non-controlling interests	$(22,186)	$(10,813)